ACCOUNTS RECEIVABLE (Schedule of Allowance for Credit Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE
Balance at beginning of year	$ 52,831	$ 40,144	$ 21,810
Additional provision	43,285	41,350	29,114
Write-offs	(56,276)	(30,103)	(13,913)
Foreign currency translation adjustments	(5,976)	1,440	3,133
Balance at end of year	$ 33,864	$ 52,831	$ 40,144